SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
FRANCE
Income Tax Rate	25.00%	25.00%
AUSTRALIA
Income Tax Rate	30.00%	30.00%
KOREA, REPUBLIC OF
Income Tax Rate	10.00%	10.00%
JAPAN
Income Tax Rate	34.00%	34.00%
UNITED KINGDOM
Income Tax Rate	25.00%	25.00%
SINGAPORE
Income Tax Rate	17.00%	17.00%